Commitments and Contingencies Disclosure: Lessee, Operating Lease, Schedule (Tables)	Mar. 31, 2023
Tables/Schedules
Lessee, Operating Lease, Schedule

Year 2023 - remainder	$33,140
Year 2024	24,465
Year 2025	23,370
Year 2026	23,484
Year 2027	20,841
Year 2028	4,032
Total minimum lease payments	129,332
Less amounts representing interest	(19,131)
Present value of net minimum lease payments	110,201
Less current portion	(32,216)
Long-term capital lease obligation	$77,985